Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Current assets
Cash and cash equivalents	$ 12,354,035	$ 403,463	$ 9,896,604
Current financial assets at fair value through profit or loss	42,735	1,396	128,224
Current financial assets at amortized cost	41,066	1,341	98,731
Current contract assets	383,883	12,537	381,358
Accounts receivable, net	5,326,381	173,951	4,381,563
Other receivables	44,576	1,456	131,863
Current tax assets	403	13
Inventories	2,568,648	83,888	3,210,409
Prepayments	120,273	3,928	123,377
Non-current assets held for sale, net	4,278,658	139,734
Total current assets	25,160,658	821,707	18,352,129
Non-current assets
Non-current financial assets at fair value through other comprehensive income	120,317	3,929	338,102
Non-current financial assets at amortized cost	37,411	1,222	37,362
Investments accounted for using equity method	290,542	9,489	4,353,448
Property, plant and equipment, net	19,139,503	625,065	20,446,205
Right-of-use assets	1,037,502	33,883	898,992
Deferred tax assets	163,282	5,333	159,286
Refundable deposits	20,707	676	21,771
Other non-current assets	190,562	6,223	335,650
Total non-current assets	20,999,826	685,820	26,590,816
Total assets	46,160,484	1,507,527	44,942,945
Current liabilities
Notes payable	484	16	132
Accounts payable	784,919	25,634	560,802
Other payables	3,479,045	113,620	3,796,481
Other payables - related parties	58,549	1,912
Current tax liabilities	505,600	16,512	361,770
Current provisions	33,564	1,096	26,643
Current lease liabilities	251,668	8,219	160,955
Long-term bank loans, current portion	2,263,718	73,930	1,522,917
Current refund liabilities	37,667	1,230	37,123
Other current liabilities	23,611	771	22,318
Total current liabilities	7,438,825	242,940	6,489,141
Non-current liabilities
Long-term bank loans	12,648,001	413,063	12,444,884
Deferred tax liabilities	127,193	4,154	201,741
Non-current lease liabilities	813,733	26,575	759,447
Long-term deferred revenue	120,963	3,950	127,657
Net defined benefit liability, non-current	227,337	7,425	259,215
Guarantee deposits	21,235	694	21,600
Total non-current liabilities	13,958,462	455,861	13,814,544
Total liabilities	21,397,287	698,801	20,303,685
Equity attributable to equity holders of the Company
Capital stock	7,272,401	237,505	7,272,401
Capital surplus	6,055,773	197,772	6,055,773
Retained earnings
Legal reserve	2,930,973	95,721	2,575,987
Unappropriated retained earnings	8,455,690	276,149	8,506,816
Other equity interest	48,360	1,579	228,283
Total equity	24,763,197	808,726	24,639,260
Total liabilities and equity	$ 46,160,484	$ 1,507,527	$ 44,942,945